Reconciliation of movements of liabilities to cash flows arising from financing activities	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Reconciliation of movements of liabilities to cash flows arising from financing activities	Reconciliation of movements of liabilities to cash flows arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Lease liabilities	Warrant liabilities	Total
	(note 25)	(note 27)
Balance at January 1, 2024	$2,369	$224	$2,593
Changes from financing cash flows:
Capital element of lease rentals paid	(2,563)	—	(2,563)
Interest element of lease rentals paid	(203)	—	(203)
Total changes from financing cash flows	(2,766)	—	(2,766)
Other changes:
Increase in lease liabilities from entering into new leases	3,094	—	3,094
Additions from acquisition (note 33(III))	2,906	—	2,906
Lease modification	(34)	—	(34)
Interest expenses (notes 8(a) and 10(c))	203	—	203
Fair value gain on warrant liabilities	—	(49)	(49)
Total other changes	6,169	(49)	6,120
Balance at December 31, 2024 and January 1, 2025	5,772	175	5,947
Changes from financing cash flows:
Capital element of lease rentals paid	(2,431)	—	(2,431)
Interest element of lease rentals paid	(258)	—	(258)
Total changes from financing cash flows	(2,689)	—	(2,689)
Other changes:
Increase in lease liabilities from entering into new leases	37	—	37
Eliminated on disposal of a subsidiary (note 34)	(1,611)	—	(1,611)
Interest expenses (notes 8(a) and 10(c))	258	—	258
Issuance of warrants	—	38,858	38,858
Gain on warrant exchange	—	(36,657)	(36,657)
Fair value loss on warrant liabilities	—	17,943	17,943
Total other changes	(1,316)	20,144	18,828
Balance at December 31, 2025	$1,767	$20,319	$22,086